SHARE-BASED COMPENSATION - Restricted share units ("RSUs") (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands						12 Months Ended
	Nov. 25, 2024	Aug. 19, 2024	May 20, 2024	Mar. 11, 2024	Feb. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted-Average Grant Date Fair Value Per Share
Compensation expenses to options granted						¥ 116,064	¥ 234,624	¥ 105,219
Unrecognized share-based compensation expense						¥ 218,600
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period						2 years 1 month 6 days
Restricted share units ("RSUs")
Numbers of RSUs
Outstanding at the beginning						153,321
Number of awards granted	490,821	490,821	490,821	490,821	490,821	490,821
Forfeited						15,395
Vested						78,400
Outstanding at the end						550,347	153,321
Weighted-Average Grant Date Fair Value Per Share
Outstanding at the beginning (in dollars per share)						¥ 76.06
Granted (in dollars per share)						31.22	¥ 76.52
Outstanding at the end (in dollars per share)						¥ 38.25	¥ 76.06
Total intrinsic value of share units exercised						¥ 7,789	¥ 2,252
Compensation expenses to options granted						6,507	¥ 5,646
Unrecognized share-based compensation expense						¥ 19,722
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period						2 years 1 month 9 days
Restricted share units ("RSUs") | Vested on each of the first and second anniversaries
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage						50.00%
Numbers of RSUs
Number of awards granted						15,000
Restricted share units ("RSUs") | Vested on each of the first, second, third and fourth anniversaries
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage						25.00%
Numbers of RSUs
Number of awards granted						439,278
Restricted share units ("RSUs") | Vest every six months
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage						12.50%
Numbers of RSUs
Number of awards granted						36,543